Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Shares Issuable Could Potentially Dilute Future Earnings	As of December 31, 2025 and 2024, shares issuable which could potentially dilute future earnings were as follows:
	December 31,
	2025	2024

Preferred Shares	584,793,654	584,793,654
Warrants	975,288,919	975,288,919
Stock Options	184,264,323	184,264,323
Shares excluded from the calculation of diluted loss per share	1,744,346,896	1,744,346,896